UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2004
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     22 EAST 67TH STREET
             NEW YORK, NEW YORK  10021

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             DENIS KIELY
Title:            DIRECTOR
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/S/ DENIS KIELY                                          May 17, 2004
----------------------------   ------------------------  ---------------------
    DENIS KIELY                 NEW YORK, NEW YORK       May 17, 2004
    DIRECTOR


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       33

Form 13F Information Table Value Total:                       $183,322
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number      Name

     1                 28-10204                  FLETCHER INTERNATIONAL, LTD.



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                                            FORM 13F INFORMATION TABLE



                                                      Fair       Shares
                                                       Market    or                                            Voting Authority
                               Title of      CUSIP      Value    Principal  SH/   Put/  Investment  Other     (A)    (B)     (C)
       Name of Issuer            Class      Number    (x$1,000)   Amount    PRN   Call  Discretion Managers  Sole   Shared  None
--------------------------    -----------  ---------  ---------  ---------  ----  ----- ---------- --------  -----  ------  -----


Alloy Inc.                    Common       019855105    11,307   2,355,700  SH           Defined      1        X
                              Stock
Allied Waste Industries,      Common       019589908        97       7,300  SH           Defined      1        X
Inc.                          Stock
American Express Co.          Common       025816109       783      15,100  SH           Defined      1        X
                              Stock
Aspen Technology Inc.         Common       045327103       776      95,000  SH           Defined      1        X
                              Stock
CalDive International Inc.    Common       127914109     2,077      80,404  SH           Defined      1        X
                              Stock
Casella Waste Systems, Inc.   CL A         147448104       105       7,200  SH           Defined      1        X
Champion Enterprises Inc.     Common       158496109    19,367   1,827,106  SH           Defined      1        X
                              Stock
Cooper Cameron Corp.          Common       216640102     1,207      27,390  SH           Defined      1        X
                              Stock
Diamonds TR                   Unit Ser 1   252787106    18,129     174,400  SH           Defined      1        X
Dow Chem Co.                  Common       260543103       681      16,900  SH           Defined      1        X
                              Stock
Euronet Worldwide, Inc.       Common       298736109    18,057   1,131,363  SH           Defined      1        X
                              Stock
First Data Corp.              Common       319963104       330       7,830  SH           Defined      1        X
                              Stock
Federal Natl Mtg Assn         Common       313586109       543       7,300  SH           Defined      1        X
                              Stock
Fleetwood Enterprises Inc.    Common       339099103     1,989     161,977  SH           Defined      1        X
                              Stock
GulfTerra Energy Partners LP  Common       40274U108    27,173     637,418  SH           Defined               X
                              Units
Interactive Data Corp.        Common       45840J107       331      18,610  SH           Defined      1        X
                              Stock
Ionics, Inc.                  Common       462218108        85       3,000  SH           Defined      1        X
                              Stock
Lone Star Technologies Inc.   Common       542312103       435      24,600  SH           Defined      1        X
                              Stock
Mechanical Technology Inc.    Common       583538103     5,803   1,418,842  SH           Defined      1        X
                              Stock
Metro Goldwyn Mayer Inc.      Common       591610100     1,147      65,900  SH           Defined      1        X
                              Stock
Nasdaq-100 Index Jun 35 Put   Put          631100954        79         630  SH    Put    Defined      1        X
Newpark Resources Inc.        Common       651718504     6,256   1,203,051  SH           Defined      1        X
                              Stock
Oil Service HOLDRS Trust      Depostry     678002106    28,829     410,500  SH           Defined      1        X
                              Rcpt
Oil States International,     Common       678026105       183      13,600  SH           Defined      1        X
Inc.                          Stock
Oceaneering International,    Common       675232102       219       7,200  SH           Defined      1        X
Inc.                          Stock
Rewards Network Inc.          Common       761557107       309      30,890  SH           Defined      1        X
                              Stock
Superior Energy Services,     Common       868157108       212      21,000  SH           Defined      1        X
Inc.                          Stock
SPDR TR                       Unit Ser 1   78462F103    26,999     238,592  SH           Defined      1        X
SPDR TR                       Unit Ser 1   78462F103        48         422  SH           Defined               X
Tetra Tech                    Common       88162G103        86       4,000  SH           Defined      1        X
                              Stock
TRC Cos Inc.                  Common       872625108     9,583     512,194  SH           Defined      1        X
                              Stock
Waste Connections, Inc.       Common       941053100       103       2,600  SH           Defined      1        X
                              Stock
W-H Energy Services, Inc.     Common       92925E108       174      12,000  SH           Defined      1        X
                              Stock
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